Nationwide Life Insurance Company • Nationwide Variable Account

Prospectus supplement dated August 30, 2011
to Prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The following underlying mutual fund is only available in contracts for which good order applications were received on or before August 30, 2011:

•	Dreyfus Balanced Opportunity Fund: Class Z